EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Digital Risk, LLC (“Digital Risk”), a third party due diligence provider, performed the review described below on behalf of its client, Loan Funding Structure LLC. This review included One residential mortgage loan, in connection with the securitization identified as BRAVO 2023-NQM1 (the “Securitization”). The reviews began on February 8, 2018, and concluded on February 8, 2018.

Scope of Review

Scope	Loans Reviewed
Data Review	1
Total loan reviews	1

Digital Risk performed the below servicing related reviews:

I. Data review

Digital Risk completed a Data review consisting of capturing the below data fields from the origination loan file:

•	Confirming the Application, 1008, Appraisal, AUS, Note, MI Cert and Contract (If Applicable) were present in the loans file.
•	Lender
•	Note Date
•	Borrowers credit scores
•	Borrowers first and last names.
•	Amortization Term
•	Amortization Type
•	Lender Calculated LTV and CLTV
•	Lender Calculated DTI
•	First Payment Date
•	Original Interest Rate
•	Appraised Value
•	Maturity Date
•	Lender Calculated Total Income
•	Property Address

II. Summary of Results

Final Loan Grades – Overall Loan Results

N/A

Event Grade Definitions

Event Grades

N/A